Beneficial Ownership Reporting
Compliance

The registrant's Trustees and
certain officers, its investment
adviser, certain affiliated persons
of the investment adviser, and
persons who beneficially own
more than 10% of any class of
outstanding securities of the
registrant are required to file forms
reporting their affiliation with the
registrant and reports of ownership
and changes in ownership of the
registrant's securities with the
SEC. Based on a review of these
forms filed electronically with the
SEC, the registrant has determined
that the following forms were filed
late: for the fiscal year ended
March 31, 2026, Form 4 filed on
March 6, 2026 by Tom Sittema to
report a sale of shares, Form 4
filed on May 7, 2026 by Michael
Elio to report a purchase of shares
and Form 4 filed on May 8, 2026 by
StepStone Group LP to report
sales and a purchase of shares
and, as an initial statement of
beneficial ownership of securities,
Form 3 filed on October 24, 2025
by Michael Elio.